Disclosures on equity - Dividends Discounted from Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Equity [Line Items]
Dividends discounted from equity for the period	[1]	$ 5,909	$ 1,530,885	$ 2,211,598
Parent
Disclosures Of Equity [Line Items]
Interim dividend		0	542,847	2,204,229
Final dividend		0	920,819	0
Dividend according to policy		0	60,953	0
Owners of the Parent		0	1,524,619	2,204,229
Non- controlling interests
Disclosures Of Equity [Line Items]
Dividend according to policy		5,909	6,266	7,369
Dividend eventual		0	0	0
Non-controlling interests		$ 5,909	$ 6,266	$ 7,369

[1]	See Note 19.7